UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $127,042
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

1.         028-11767                       Cibelli Capital Management, L.L.C.

2.         028-11691                       Marathon Partners L.P.

3.         028-14390                       Robotti & Company Advisors, LLC

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

                                            FORM 13F INFORMATION TABLE
                                               December 31, 2011



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8

                                                           VALUE     SHS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION   MGRS      SOLE     SHARED  NONE
--------------                 --------------   -----      --------  -------  --- ----  ----------   -----     ----     ------  ----
COINSTAR INC                   COM              19259P300  42,171    924,000  SH        SHARED       1, 2, 3   924,000  0       0
EXPEDIA INC DEL                COM              30212P105   8,509    293,200  SH        SHARED       1, 2, 3   293,200  0       0
GOOGLE INC                     CL A             38259P508  15,347     23,760  SH        SHARED       1, 2, 3    23,760  0       0
GOOGLE INC                     CL A             38259P508   9,689     15,000  SH  CALL  SHARED       1, 2       15,000  0       0
GREEN DOT CORP                 CL A             39304D102   3,316    106,200  SH        SHARED       1, 2, 3   106,200  0       0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104   7,668    472,900  SH        SHARED       1, 2, 3   472,900  0       0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107   2,253    127,600  SH        SHARED       1, 2, 3   127,600  0       0
NETFLIX INC                    COM              64110L106     624      9,000  SH        SHARED       1, 2        9,000  0       0
PANHANDLE OIL AND GAS INC      CL A             698477106   1,312     40,000  SH        SHARED       1, 2       40,000  0       0
SHUTTERFLY INC                 COM              82568P304  21,822    958,800  SH        SHARED       1, 2, 3   958,800  0       0
SPDR GOLD TRUST                GOLD SHS         78463V107   4,696     30,900  SH        SHARED       1, 2, 3    30,900  0       0
TRIPADVISOR INC                COM              896945201   6,887    273,200  SH        SHARED       1, 2, 3   273,200  0       0
WAL MART STORES INC            COM              931142103     227      3,800  SH        SHARED       3           3,800  0       0
WORLD WRESTLING ENTMT INC      CL A             98156Q108   2,521    270,500  SH        SHARED       1, 2, 3   270,500  0       0





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